STOCKHOLDERS' EQUITY (Details Narrative2) (USD $)	0 Months Ended	12 Months Ended	9 Months Ended					0 Months Ended		9 Months Ended		9 Months Ended		0 Months Ended
	Nov. 18, 2013	Dec. 31, 2012	Sep. 30, 2013 Post Stock Split	Sep. 30, 2013 Post Stock Split Lower Range	Sep. 30, 2013 Post Stock Split Upper Range	Sep. 30, 2013 Pre Stock Split Lower Range	Sep. 30, 2013 Pre Stock Split Upper Range	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Sep. 30, 2013 Stock Options	Jun. 30, 2013 Stock Options	Sep. 30, 2013 Stock Options Lower Range	Sep. 30, 2013 Stock Options Upper Range	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Nov. 14, 2012 Doug Croxall, CEO Stock Options	Nov. 14, 2012 Doug Croxall, CEO Stock Options Post Stock Split	Nov. 14, 2012 Doug Croxall, CEO Stock Options Pre Stock Split	Jan. 29, 2013 John Stetson, CFO Stock Options	Jan. 29, 2013 John Stetson, CFO Stock Options Post Stock Split	Jan. 29, 2013 John Stetson, CFO Stock Options Pre Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options	Jun. 19, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Post Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Post Stock Split	Jun. 19, 2014 Nathaniel Bradley, Cheif Technology Officer Stock Options Pre Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Pre Stock Split	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options Post Stock Split	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options Post Stock Split	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options Pre Stock Split	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options Pre Stock Split	Mar. 08, 2013 Independent Directors Stock Options	Mar. 08, 2013 Independent Directors Stock Options Post Stock Split	Mar. 08, 2013 Independent Directors Stock Options Pre Stock Split	Jun. 11, 2013 Legal Consultant Stock Options	Jun. 11, 2013 Legal Consultant Stock Options Post Stock Split	Jun. 11, 2013 Legal Consultant Stock Options Pre Stock Split
Common Stock Options
Options Granted			794,230							794,230				23,077	176,923	300,000	2,300,000		153,846	2,000,000		38,462	500,000			76,923		1,000,000			38,462	38,642	500,000	500,000		7,692	100,000		15,385	200,000
Options granted exercise price				$ 4.94	$ 1.05	$ 0.38	$ 0.85			$ 5.05				$ 4.94	$ 15.33	$ 0.38	$ 0.41		$ 6.50	$ 0.50		$ 6.50	$ 0.50			$ 11.05		$ 0.85			$ 4.94	$ 11.05	$ 0.38	$ 0.85		$ 6.50	$ 0.50		$ 5.33	$ 0.41
Award term								5 years	5 years									10 years			10 years			5 years						5 years					5 years			5 years
Vesting terms of options granted								vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary										vest over 24 equal monthjly installments on each monthly anniversary				vest in 3 equal installments on the beginning of the first anniversary		vest in 24 equal installments on each monthly anniversary					vest in 24 equal installments on each monthly anniversary	vest in 24 equal installments on each monthly anniversary					vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Grant date fair value (per share)				$ 2.86	$ 7.41	$ 0.22	$ 0.57			$ 3.54									$ 6.24	$ 0.48
Grant date fair value (dollars)	$ 984,447									$ 1,823,353
Pricing model										Black-Scholes								Black-Scholes
Stock price																			$ 6.50	$ 0.50
Volatility												99.00%	108.00%					192.00%
Expected Term												2 years 6 months	5 years					5 years
Risk-free interest rate												0.31%	0.89%					0.61%
Options retained at resignation																									9,615		125,000
Options Cancelled										(105,769)															67,308		875,000
Share-based compensation		33,287								404,999
Stock-based legal fees										958
Unrecognized compensation expense - stock options											1,698,021
Aggregate Intrinsic Value of Options Outstanding											$ 15,385